CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Cash flows from operating activities:
Net income	¥ 8,445,226	$ 1,210,577	¥ 2,129,058	¥ 1,389,242
Adjustments to reconcile net income to net cash provided by operating activities:
Share-based compensation expenses	544,702	78,080	462,874	350,569
Depreciation and amortization expenses	399,668	57,290	413,092	435,627
Lease expense to reduce right-of-use assets	147,391	21,128	0	0
Investment income, net	(4,790,453)	(686,685)	(24,305)	(319,739)
Share of results of equity investees	9,423	1,351	91,497	687,400
Interest expense	12,365	1,772	28,086	51,404
Allowance for doubtful accounts and other current assets write-off	33,021	4,733	5,974	16,762
Change in fair value of long-term investments and investment in convertible note	(1,139,844)	(163,390)	139,250	0
Loss/(gain) on deconsolidation and disposal of businesses	(3,653)	(524)	3,274	0
Impairment loss of long-term investments and other non-current assets	14,403	2,065	40,000	37,300
Loss/(income) on disposal of property and equipment	(1,202)	(172)	(3,225)	968
Deferred income taxes	50,060	7,176	(70,444)	(65,839)
Foreign currency exchange loss/(gain), net	17,600	2,522	(597)	(793)
Changes in operating assets and liabilities, net of acquisitions and disposals:
Accounts receivable	(377,771)	(54,151)	(261,151)	(260,265)
Prepayments and other assets	(149,467)	(21,425)	52,744	(345,300)
Accounts payable	168,662	24,177	268,784	40,503
Deferred revenues	(193,412)	(27,725)	224,578	285,352
Customer advances	426,444	61,128	99,621	129,362
Salary and welfare payable	111,910	16,042	106,483	(13,897)
Taxes payable	531,793	76,230	64,152	122,653
Operating lease liabilities	(146,986)	(21,070)	0	0
Accrued expenses and other liabilities	244,548	35,055	29,836	238,571
Net cash provided by operating activities	4,354,420	624,184	3,799,581	2,779,880
Cash flows from investing activities:
Purchase of property and equipment and intangible assets	(116,812)	(16,745)	(183,679)	(121,278)
Cash received for disposal of property and equipment	2,143	307	1,951	499
Purchase of long-term investments	(2,150,344)	(308,240)	(1,792,895)	(467,385)
Cash received for disposal of long-term investments	4,407,267	631,757	16,500	353,485
Cash paid to term deposits and other advances	(70,000)	(10,034)	0	(15,824)
Proceeds from maturity of term deposits	0	0	0	61,228
Purchase of short-term investments	(38,714,305)	(5,549,483)	(26,461,220)	(18,527,200)
Proceeds from maturity of short-term investments	34,916,005	5,005,018	25,320,170	15,931,400
Cash paid for step-acquisition of Ganji, net of acquisition of cash	0	0	0	(91,867)
Cash paid for acquisitions of other subsidiaries, net of acquisition of cash	(38,356)	(5,499)	(9,796)	(3,100)
Cash (paid)/received upon disposal of businesses	(5,249)	(752)	22,004	(330,248)
Net cash used in investing activities	(1,769,651)	(253,671)	(3,086,965)	(3,210,290)
Cash flows from financing activities:
Proceeds from exercise of share options	4,108	589	13,518	100,866
Proceeds from short-term and long-term loans	588,846	84,408	0	740,084
Repayment of short-term and long-term loans	(1,402,157)	(200,992)	(75,000)	(1,804,498)
Proceeds from issuance of preference shares of a subsidiary to Tencent	825,599	118,345	0	1,373,558
Contribution from noncontrolling interest holders	118,000	16,915	80,000	164,589
Cash received/(paid) on behalf of a related party	(81,328)	(11,658)	82,358	0
Cash paid for acquisitions of noncontrolling interests	(28,113)	(4,030)	(49,811)	0
Other financing payment	(5,655)	(811)	(4,145)	(3,523)
Net cash provided by financing activities	19,300	2,766	46,920	571,076
Effect of exchange rate changes on cash, cash equivalents and restricted cash	(33,242)	(4,765)	29,610	(82,731)
Net increase in cash, cash equivalents and restricted cash	2,570,827	368,514	789,146	57,935
Cash, cash equivalents and restricted cash at the beginning of the year	3,199,478	458,628	2,410,332	2,352,397
Cash, cash equivalents and restricted cash at the end of the year	5,770,305	827,142	3,199,478	2,410,332
Supplemental disclosure of cash flow information:
Income tax paid, net	450,857	64,628	238,589	166,800
Interest expense paid	12,760	1,829	43,877	66,336
Supplemental disclosure of non-cash activities:
Property and equipment in accounts payable	40,319	5,780	4,434	9,001
Consideration receivable for disposal of Guazi preference shares	497,837	71,362	0	0
Deemed dividend to mezzanine classified noncontrolling interests	175,045	25,092	132,202	89,024
Non-cash consideration for investment in Sweetome Property Consulting Group Co.,Ltd. ("Sweetome")	94,923	13,607	0	0
Non-cash consideration for disposal of Finance Business	0	0	0	150,908
Non-cash contribution from Tencent for Zhuanzhuan preference share financing	¥ 705,636	$ 101,149	¥ 0	¥ 345,306